Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	19
Additional information about the structure, cashflows, defined terms and parties for this transaction can be found in the prospectus, available on the SEC website (http://www.sec.gov) under the registration number 333-205966 and at https://www.ford.com/finance/investor-center/asset-backed-securitization.
I. ORIGINAL DEAL PARAMETERS

	Dollar Amount	# of Receivables		Weighted Avg Remaining Term at Cutoff
Initial Pool Balance	$1,727,999,800.87	64,956		57.0 months

	Dollar Amount	Note Interest Rate		Final Scheduled Payment Date
Original Securities
Class A-1 Notes	$279,150,000.00	2.355680%		May 15, 2019
Class A-2a Notes	$318,280,000.00	2.59%		February 15, 2021
Class A-2b Notes	$225,000,000.00	1.86538%	*	February 15, 2021
Class A-3 Notes	$547,310,000.00	3.03%		November 15, 2022
Class A-4 Notes	$130,170,000.00	3.16%		October 15, 2023
Class B Notes	$47,360,000.00	3.25%		November 15, 2023
Class C Notes	$31,580,000.00	3.40%		November 15, 2024
Total	$1,578,850,000.00
		* One-month LIBOR + 0.10%
II. AVAILABLE FUNDS

Interest:
Interest Collections	$2,403,073.09

Principal:
Principal Collections	$23,170,706.17
Prepayments in Full	$10,631,982.72
Liquidation Proceeds	$400,766.86
Recoveries	$31,942.26
Sub Total	$34,235,398.01
Collections	$36,638,471.10

Purchase Amounts:
Purchase Amounts Related to Principal	$147,521.22
Purchase Amounts Related to Interest	$687.28
Sub Total	$148,208.50

Clean-up Call	$0.00

Reserve Account Draw Amount	$0.00

Available Funds - Total	$36,786,679.60

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	19
III. DISTRIBUTION

	Calculated Amount	Amount Paid	Shortfall	Carryover Shortfall	Remaining Available Funds
Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$36,786,679.60
Servicing Fee	$737,466.26	$737,466.26	$0.00	$0.00	$36,049,213.34
Interest - Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$36,049,213.34
Interest - Class A-2a Notes	$17,539.85	$17,539.85	$0.00	$0.00	$36,031,673.49
Interest - Class A-2b Notes	$9,227.99	$9,227.99	$0.00	$0.00	$36,022,445.50
Interest - Class A-3 Notes	$1,381,957.75	$1,381,957.75	$0.00	$0.00	$34,640,487.75
Interest - Class A-4 Notes	$342,781.00	$342,781.00	$0.00	$0.00	$34,297,706.75
First Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,297,706.75
Interest - Class B Notes	$128,266.67	$128,266.67	$0.00	$0.00	$34,169,440.08
Second Priority Principal Payment	$0.00	$0.00	$0.00	$0.00	$34,169,440.08
Interest - Class C Notes	$89,476.67	$89,476.67	$0.00	$0.00	$34,079,963.41
Reserve Account Deposit	$0.00	$0.00	$0.00	$0.00	$34,079,963.41
Regular Principal Payment	$31,189,105.28	$31,189,105.28	$0.00	$0.00	$2,890,858.13
Additional Trustee and Other Fees/Expenses	$0.00	$0.00	$0.00	$0.00	$2,890,858.13
Residual Released to Depositor	$0.00	$2,890,858.13	$0.00	$0.00	$0.00
Total		$36,786,679.60

Principal Payment:
First Priority Principal Payment					$0.00
Second Priority Principal Payment					$0.00
Regular Principal Payment					$31,189,105.28
Total					$31,189,105.28
IV. NOTEHOLDER PAYMENTS

	Noteholder Principal Payments		Noteholder Interest Payments		Total Payments
Original	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance	Actual	Per $1,000 of Original Balance
Class A-1 Notes	$0.00	$0.00	$0.00	$0.00	$0.00	$0.00
Class A-2a Notes	$8,126,572.17	$25.53	$17,539.85	$0.06	$8,144,112.02	$25.59
Class A-2b Notes	$5,744,874.76	$25.53	$9,227.99	$0.04	$5,754,102.75	$25.57
Class A-3 Notes	$17,317,658.35	$31.64	$1,381,957.75	$2.53	$18,699,616.10	$34.17
Class A-4 Notes	$0.00	$0.00	$342,781.00	$2.63	$342,781.00	$2.63
Class B Notes	$0.00	$0.00	$128,266.67	$2.71	$128,266.67	$2.71
Class C Notes	$0.00	$0.00	$89,476.67	$2.83	$89,476.67	$2.83
Total	$31,189,105.28	$19.75	$1,969,249.93	$1.25	$33,158,355.21	$21.00

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	19

V. NOTE BALANCE AND POOL INFORMATION

	Beginning of Period Balance	Note Factor	End of Period Balance	Note Factor
Class A-1 Notes	$0.00	0.0000000	$0.00	0.0000000
Class A-2a Notes	$8,126,572.17	0.0255328	$0.00	0.0000000
Class A-2b Notes	$5,744,874.76	0.0255328	$0.00	0.0000000
Class A-3 Notes	$547,310,000.00	1.0000000	$529,992,341.65	0.9683586
Class A-4 Notes	$130,170,000.00	1.0000000	$130,170,000.00	1.0000000
Class B Notes	$47,360,000.00	1.0000000	$47,360,000.00	1.0000000
Class C Notes	$31,580,000.00	1.0000000	$31,580,000.00	1.0000000
Total	$770,291,446.93	0.4878813	$739,102,341.65	0.4681270

Pool Information
Weighted Average APR	3.345%	3.336%
Weighted Average Remaining Term	41.77	40.92
Number of Receivables Outstanding	43,964	43,126
Pool Balance	$884,959,508.75	$849,851,125.16
Adjusted Pool Balance (Pool Balance - YSOC Amount)	$811,195,786.13	$779,480,055.10
Pool Factor	0.5121294	0.4918121

VI. OVERCOLLATERALIZATION INFORMATION

Specified Reserve Balance	$3,947,135.23
Yield Supplement Overcollateralization Amount	$70,371,070.06
Targeted Overcollateralization Amount	$110,748,783.51
Actual Overcollateralization Amount (EOP Pool Balance - EOP Note Balance)	$110,748,783.51

VII. RECONCILIATION OF RESERVE ACCOUNT

Beginning Reserve Account Balance	$3,947,135.23
Reserve Account Deposits Made	$0.00
Reserve Account Draw Amount	$0.00
Ending Reserve Account Balance	$3,947,135.23
Change in Reserve Account Balance	$0.00
Specified Reserve Balance	$3,947,135.23

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	19
VIII. NET LOSS AND DELINQUENT RECEIVABLES

		# of Receivables	Amount
Current Collection Period Loss:
Realized Loss (Charge-Offs)		90	$757,406.62
(Recoveries)		78	$31,942.26
Net Loss for Current Collection Period			$725,464.36
Ratio of Net Loss for Current Collection Period to Beginning of Period Pool Balance (annualized)			0.9837%

Prior and Current Collection Periods Average Loss:

Ratio of Net Loss to the Average Pool Balance (annualized)
Third Prior Collection Period			0.5101%
Second Prior Collection Period			0.3767%
Prior Collection Period			0.5691%
Current Collection Period			1.0036%
Four Month Average (Current and Prior Three Collection Periods)			0.6149%

Cumulative Loss:
Cumulative Realized Loss (Charge-Offs)		2296	$9,009,212.61
(Cumulative Recoveries)			$906,685.51
Cumulative Net Loss for All Collection Periods			$8,102,527.10
Ratio of Cumulative Net Loss for all Collection Periods to Initial Pool Balance			0.4689%

Average Realized Loss for Receivables that have experienced a Realized Loss			$3,923.87
Average Net Loss for Receivables that have experienced a Realized Loss			$3,528.98

	% of EOP Pool Balance	# of Receivables	Amount
Delinquent Receivables:
31-60 Days Delinquent	1.13%	437	$9,562,308.30
61-90 Days Delinquent	0.14%	48	$1,223,795.61
91-120 Days Delinquent	0.03%	9	$251,517.87
Over 120 Days Delinquent	0.03%	12	$262,675.20
Total Delinquent Receivables	1.33%	506	$11,300,296.98

Repossession Inventory:
Repossessed in the Current Collection Period		27	$717,236.86
Total Repossessed Inventory		49	$1,285,960.57

Number of 61+ Delinquent Receivables to EOP Number of Outstanding Receivables:
Second Prior Collection Period			0.1826%
Prior Collection Period			0.1820%
Current Collection Period			0.1600%
Three Month Average			0.1749%

Delinquency Trigger (61+ Delinquent Receivables)
Transaction Month	Trigger
1-12	0.80%
13-24	1.60%
25-36	2.90%
37+	4.40%
61+ Delinquent Receivables Balance to EOP Pool Balance			0.2045%
Delinquency Trigger Occurred			No

Ford Credit Auto Owner Trust 2018-A
Monthly Investor Report

Collection Period	November 2019
Payment Date	12/16/2019
Transaction Month	19

IX. REPURCHASE DEMAND ACTIVITY (RULE 15Ga-1)

No Activity to report

Most Recent Form ABS-15G for repurchase demand activity

Filed by: Ford Motor Credit Company LLC
CIK#: 0000038009
Date: February 6, 2019

SERVICER CERTIFICATION
THIS REPORT IS ACCURATE IN ALL MATERIAL RESPECTS.
Ford Motor Credit Company LLC
/s/ Ryan M. Hershberger
Assistant Treasurer